Report of Directors Corporate Governance - Long-term incentive awards (Details) - Long-Term Incentive Awards - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Retention period	1 year
Return on tangible equity (with CET1 underpin)	11.00%	11.00%
Metric weighting percent		100.00%
Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	33.30%	75.00%
Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	33.30%
Customers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	33.30%
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 2,094,400
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	10.00%	10.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	12.00%	12.00%
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%